Concentration Of Credit Risk And Significant Customers	6 Months Ended
Jun. 30, 2011
Concentration Of Credit Risk And Significant Customers [Abstract]
Concentration Of Credit Risk And Significant Customers

Note 3 — Concentration of Credit Risk and Significant Customers

We operate in an industry that is highly regulated, competitive and rapidly changing and involves numerous risks and uncertainties. Significant technological and/or regulatory changes, the emergence of competitive products and other factors could negatively impact our consolidated financial position or results of operations.

We have been dependent on our collaborative agreements with a limited number of third parties for a substantial portion of our revenue, and our discovery and development activities may be delayed or reduced if we do not maintain successful collaborative arrangements. We had revenue from customers, as a percentage of total revenue, as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2011	2010	2011
Debiopharm	0%	65%	0%	40%
Astra Zeneca	0%	0%	0%	17%
Par Pharmaceuticals	57%	0%	53%	0%
Undisclosed Partner #1	0%	0%	10%	15%
Undisclosed Partner #2	0%	0%	8%	0%
Pfizer	13%	0%	6%	0%
Other	30%	35%	23%	28%

Total	100%	100%	100%	100%